Consolidated statements of cash flows (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statement of cash flows [abstract]
Bank overdrafts repayable on demand	€ 1,762	€ 0	€ 4,416